Income Taxes - Aggregate Amount and Per Share Effect of the Tax Holiday (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares
Income Taxes
Aggregate	¥ 10,594	$ 1,536	¥ 16,422	¥ 11,753
Per share effect-basic | (per share)	¥ 0.31	$ 0.04	¥ 0.49	¥ 0.38
Per share effect-diluted | (per share)	¥ 0.31	$ 0.04	¥ 0.49	¥ 0.38